Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents.
Cash and cash equivalents

Note 8: Cash and cash equivalents

Cash and cash equivalents are broken down as follows:

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2021	2022
Bank accounts	16,926	6,060
Short term deposits	7,000	4,993
Total cash and cash equivalents	23,926	11,053

Cash and cash equivalents are mainly held in euros.

As of December 31, 2021, the Company owned two short-term deposits for a total amount of €7,000 thousand with initial maturity of 1 month:

●	A short-term deposit of €2,000 thousand with a maturity in January 1, 2022 and an interest rate of 0.03%;

●	A short-term deposit of €5,000 thousand with a maturity in January 26, 2022 and an interest rate of 0.03%.

As of December 31, 2022, the Company owned two short-term deposits for a total amount of € 5,000 thousand with initial maturity of 1 month:

●	A short-term deposit of € 1,000 thousand with a maturity in January 8, 2023 and an interest rate of 0.8%;
●	A short-term deposit of € 4,000 thousand with a maturity in January 29, 2023 and an interest rate of 0.8%.

In accordance with IAS 7, these short-term deposits were recorded under cash and cash equivalents as (i) their initial maturity is less than three months, (ii) they are easily convertible into a known amount of cash and (iii) are subject to an insignificant risk of changes in value.